Alger AI Enablers & Adopters ETF Shareholder Fees	Dec. 31, 2025 USD ($)
Alger AI Enablers & Adopters ETF | Alger AI Enablers & Adopters ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0